UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Garden City, New York 11530

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-307-1760

Date of fiscal year end:

8/31

Date of reporting period:  11/30/11

Item 1.  Schedule of Investments.

Saratoga Large Capitalization Value Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2011 (Unaudited)
Shares			Value

	COMMON STOCK - 98.9%
	AUTO PARTS & EQUIPMENT - 4.4%
14,300	Johnson Controls, Inc.		$ 450,164
9,900	TRW Automotive Holdings Corp. *		323,334
			773,498
	BANKS - 3.4%
15,000	State Street Corp.		594,750

	CHEMICALS - 2.7%
5,800	FMC Corp.		486,736

	COMMERCIAL SERVICES - 4.3%
32,500	Hertz Global Holdings, Inc. *		367,575
4,000	Visa, Inc.		387,880
			755,455
	DIVERSIFIED FINANCIAL SERVICES- 3.1%
19,200	NYSE Euronext		548,352

	ELECTRONICS - 2.9%
10,900	Tyco International Ltd.		522,764

	ENGINEERING & CONSTRUCTION - 2.3%
9,700	Chicago Bridge & Iron Co. NV		401,095

	ENTERTAINMENT - 3.1%
14,300	Bally Technologies, Inc. *		548,262

	FOOD - 3.0%
28,300	Sara Lee Corp.		536,568

	HAND/MACHINE TOOLS - 2.6%
7,100	Stanley Black & Decker, Inc.		464,553

	HEALTHCARE-PRODUCTS - 4.7%
8,600	Baxter International, Inc.		444,276
13,900	Hospira, Inc. *		391,841
			836,117
	INSURANCE - 7.3%
15,300	MetLife, Inc.		481,644
9,800	Prudential Financial, Inc.		496,272
6,250	Reinsurance Group of America, Inc.		321,875
			1,299,791
	INTERNET - 6.0%
900	Google, Inc- Cl A *		539,451
31,900	Liberty Media Holding Corp. *		518,694
			1,058,145
	LODGING - 3.0%
15,200	Wyndham Worldwide Corp.		538,840

	MACHINERY-DIVERSIFIED - 1.6%
2,800	Flowserve Corp.		287,756

	MINING - 3.2%
8,300	Newmont Mining Corp.		571,704

	OFFICE/ BUSINESS EQUIPMENT- 2.6%
57,600	Xerox Corp.		469,440

	OIL & GAS - 5.4%
9,300	Ensco PLC		483,321
4,800	Occidental Petroleum Corp.		474,720
			958,041
	OIL & GAS SERVICES - 9.0%
8,300	Baker Hughes, Inc.		453,263
10,100	Cameron International Corp. *		545,299
11,600	Halliburton Co.		426,880
11,700	Weatherford International Ltd *		177,372
			1,602,814
	PHARMACEUTICALS - 12.7%
8,000	McKesson Corp.		650,480
29,800	Mylan Labs, Inc. *		581,994
14,000	Sanofi Synthelabo SA		490,140
8,100	Watson Pharmaceuticals, Inc. *		523,422
			2,246,036
	REITS - 3.0%
33,100	Annaly Mortgage Management		531,917

	RETAIL - 5.6%
17300	CVS Caremark Corp.		671,932
5,900	Kohl's Corp.		317,420
			989,352
	SEMICONDUCTORS - 3.0%
9,700	Qualcomm, Inc.		531,560

	TOTAL COMMON STOCK (Cost - $17,534,402)		17,553,546

	SHORT-TERM INVESTMENTS - 1.1%
192,045	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/2011
	(Cost - $192,045)		192,045

	TOTAL INVESTMENTS - 100.0% (Cost - $17,726,447)(a)		$ 17,745,591
	OTHER LIABILITIES LESS ASSETS - (0.0) %		5,473
	NET ASSETS - 100.0%		$ 17,751,064

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,391,529
		Unrealized depreciation:	(1,372,385)
		Net unrealized appreciation:	$ 19,144

Saratoga Large Capitalization Growth Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2011 (Unaudited)
Shares			Value

	COMMON STOCK - 99.7%
	ADVERTISING - 2.2%
11,145	Omnicom Group, Inc.		$ 481,130

	BEVERAGES - 3.9%
9,329	Coca-Cola Co. (The)		627,189
2,817	Diageo PLC - ADR		241,163
			868,352
	BIOTECHNOLOGY - 6.5%
17,272	Amgen, Inc.		1,000,222
10,839	Gilead Science, Inc.		431,934
			1,432,156
	COMMERCIAL SERVICES - 12.6%
7,405	Automatic Data Processing, Inc.		378,321
43,185	SEI Investment Co.		725,508
17,404	Visa, Inc.		1,687,666
			2,791,495
	COSMETICS/PERSONAL CARE - 3.0%
10,427	Procter & Gamble Co. (The)		673,271

	DIVERSIFIED FINANCIAL SERVICES - 8.5%
18,986	American Express Co.		912,087
3,338	Franklin Resources, Inc.		336,537
9,442	Greenhill & Co., Inc.		364,084
10,454	Legg Mason, Inc.		277,345
			1,890,053
	FOOD - 2.9%
49,358	DANONE - ADR		651,032

	HEALTHCARE-PRODUCTS - 4.5%
9,966	Medtronic, Inc.		363,061
12,516	Zimmer Holdings, Inc.		632,684
			995,745
	HOUSEHOLD-PRODUCTS / WARES - 1.6%
5,442	Clorox Co. (The)		353,512

	INTERNET - 13.9%
6,596	Amazon.com, Inc. *		1,268,345
7,826	Blue Nile, Inc. +		297,310
2,528	Google, Inc. - Cl. A *		1,515,258
			3,080,913
	MEDIA - 2.3%
5,463	Factset Research Systems, Inc.		509,315

	OIL & GAS SERVICES - 1.9%
5,529	Schlumberger Ltd.		416,500

	PHARMACEUTICALS - 4.5%
14,246	Merck & Co., Inc.		509,294
8,919	Novartis AG - ADR		482,696
			991,990
	RETAIL - 3.6%
9,823	Home Depot, Inc. (The)		385,258
13,995	Lowe's Cos., Inc.		336,020
1,394	Target Corp.		73,464
			794,742
	SEMICONDUCTORS - 5.9%
2,730	Altera Corp.		102,839
3,252	Analog Devices, Inc.		113,365
19,966	Qualcomm, Inc.		1,094,137
			1,310,341
	SOFTWARE - 7.6%
18,231	Microsoft Corp.		466,349
38,898	Oracle Corp.		1,219,452
			1,685,801
	TELECOMMUNICATIONS - 6.6%
77,889	Cisco Systems, Inc.		1,451,851

	TRANSPORTATION - 7.7%
16,881	Expeditors International Washington, Inc.		734,492
13,466	United Parcel Service, Inc.		966,186
			1,700,678

	TOTAL COMMON STOCK (Cost - $23,048,319)		22,078,877

Principal
	COLLATERAL FOR SECURITIES LOANED - 1.2%
$ 272,165	BNY Mellon Overnight Government Fund, to yield 0.11%, 12/1/11 with a maturity
	value of $272,166 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $272,165)		272,165

	TOTAL INVESTMENTS - 100.9% (Cost - $23,320,484)(a)		$ 22,351,042
	OTHER LIABILITIES LESS ASSETS - (0.9) %		(211,206)
	NET ASSETS - 100.0%		$ 22,139,836

* Non-income producing securities.
+ All or a portion of the security is on loan.
ADR - American Depository Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 680,109
		Unrealized depreciation:	(1,649,551)
		Net unrealized depreciation:	$ (969,442)

Saratoga Mid Capitalization Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 97.2%
	AGRICULTURE - 1.5%
1,800	Lorillard, Inc.	$ 200,916

	APPAREL - 0.5%
425	VF Corp.	58,943

	AUTO MANUFACTURES - 1.3%
4,275	Navistar International Corp. *	159,158

	AUTO PARTS & EQUIPMENT - 2.7%
2,300	Autoliv, Inc.	122,544
1,850	Tenneco, Inc. *	53,576
3,150	WABCO Holdings, Inc. *	148,081
		324,201
	BANKS - 2.4%
3,650	Comerica, Inc.	92,053
38,800	Huntington Bancshares, Inc.	203,700
		295,753
	BIOTECHNOLOGY - 1.8%
5,775	Life Technologies Corp.	223,666

	CHEMICALS - 5.0%
2,475	Airgas, Inc.	190,451
2,550	Celanese Corp.	118,550
1,975	FMC Corp.	165,742
2,600	International Flavors & Fragrances, Inc.	141,076
		615,819
	COMMERCIAL SERVICES - 5.7%
13,025	SEI Investment Co.	218,820
5,225	Towers Watson & Co.	340,461
3,600	Verisk Analytics, Inc. *	141,408
		700,689
	COMPUTERS - 2.0%
14,075	NCR Corp. *	246,172

	DISTRIBUTION/WHOLESALE - 2.9%
5,950	Arrow Electronics, Inc. *	217,532
2,850	WESCO International, Inc. *	145,236
		362,768
	ELECTRIC - 7.5%
7,675	CMS Energy Corp.	160,561
4,775	Edison International	187,705
10,475	Great Plains Energy, Inc.	220,394
8,975	NV Energy, Inc.	137,677
7,075	PPL Corp.	212,391
		918,728
	ELECTRONICS - 1.0%
3,275	Agilent Technologies, Inc. *	122,812

	FOOD - 3.9%
2,225	Corn Products International, Inc.	115,678
2,600	JM Smucker Co. (The)	197,548
1,975	Ralcorp Holdings, Inc. *	160,607
		473,833
	HAND/MACHINE TOOLS - 0.5%
1,125	Snap-On, Inc.	57,712

	HEALTHCARE-SERVICES - 2.2%
7,075	HCA Holding, Inc. *	172,489
1,100	Laboratory Corp of America Holdings *	94,292
		266,781
	HEALTHCARE-PRODUCTS - 2.0%
7,550	PSS World Medical, Inc. *	184,069
1,450	Sirona Dental Systems, Inc. *	64,438
		248,507
	HOUSEHOLD PRODUCTS/WARES - 1.5%
5,950	Jarden Corp.	185,283

	INSURANCE - 5.8%
5,325	Reinsurance Group of America, Inc.	274,238
6,125	Willis Group Holdings PLC	215,968
10,650	XL Group PLC	219,603
		709,809
	INTERNET - 1.1%
8,125	Digital River, Inc. *	129,919

	INVESTMENT COMPANIES - 2.8%
19,775	Apollo Investment Corp.	142,578
12,450	Ares Capital Corp.	193,722
		336,300
	MACHINERY-DIVERSIFIED - 2.0%
2,425	AGCO Corp. *	110,944
1,300	Flowserve Corp.	133,601
		244,545
	MEDIA - 3.4%
8,175	CBS Corp.	212,877
4,700	Discovery Communications, Inc. *	197,306
		410,183
	MISCELLANEOUS MANUFACTURING - 0.5%
1,125	Cooper Industries PLC	62,471

	OIL & GAS - 1.6%
1,150	Noble Energy, Inc.	113,149
875	Pioneer Natural Resources Co.	82,722
		195,871
	OIL & GAS SERVICES - 0.5%
2,050	Superior Energy Services, Inc. * +	60,905

	PACKAGING & CONTAINERS - 4.2%
8,750	Crown Holdings, Inc. *	282,713
9,100	Packaging Corp. of America	236,691
		519,404
	PHARMACEUTICALS - 2.7%
2,978	Valeant Pharmaceuticals International, Inc.	137,631
11,950	Waner Chicott PLC *	187,854
		325,485
	PIPELINES - 1.2%
5,650	El Paso Corp.	141,306

	REITS - 5.9%
8,800	Apartment Investment & Management Co.	191,664
14,748	Host Hotels & Resorts, Inc.	208,684
10,350	Kimco Realty Corp.	163,220
2,475	SL Green Realty Corp.	162,954
		726,522
	RETAIL - 6.5%
5,150	Big Lots, Inc. *	206,567
1,975	Darden Restaurant, Inc.	94,227
3,400	Dollar General Corp. *	137,938
7,750	Ezcorp, Inc. *	225,447
1,850	PVH Corp.	125,597
		789,776
	SAVING & LOANS - 0.7%
10,350	First Niagara Financial Group, Inc.	91,080

	SEMICONDUCTORS - 3.4%
4,100	Altera Corp.	154,447
4,400	Avago Technologies Ltd.	131,648
4,700	Rovi Corp. *	130,425
		416,520
	SOFTWARE - 9.0%
6,825	Allscripts Healthcare Solutions, Inc. *	132,815
3,600	BMC Software, Inc. *	128,376
7,425	Broadridge Financial Solution, Inc.	167,582
3,100	Fiserv, Inc. *	178,746
2,725	Intuit, Inc.	145,079
6,075	Nuance Communications, Inc. *	149,323
9,675	Parametric Technology, Corp. *	201,530
		1,103,451
	TOYS GAMES HOBBIES - 1.5%
5,150	Hasbro, Inc.	184,421

	TOTAL COMMON STOCK (Cost - $10,766,460)	11,909,709

	SHORT-TERM INVESTMENTS - 1.2%
143,648	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/2011
	(Cost - $143,648)	143,648

Principal
	COLLATERAL FOR SECURITIES LOANED - 0.5%
$ 56,355	BNY Mellon Overnight Government Fund, to yield 0.11%, 12/1/11 with a maturity
	value of $56,355 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $56,355)	56,355

	TOTAL INVESTMENTS - 98.9% (Cost - $10,966,463)(a)	$ 12,109,712
	OTHER LIABILITIES LESS ASSETS - 1.1%	135,222
	NET ASSETS - 100.0%	$ 12,244,934

* Non-income producing securities.
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,786,459
	Unrealized depreciation:	(643,210)
	Net unrealized appreciation:	$ 1,143,249

Saratoga Small Capitalization Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 95.7%
	AEROSPACE/DEFENSE - 1.4%
8,300	AAR Corp.	$ 151,558

	APPAREL - 4.1%
6,000	Carter's, Inc. *	238,620
6,400	Hanesbrands, Inc. *	157,632
3,000	Iconix Brand Group, Inc. *	51,780
		448,032
	BANKS - 8.9%
8,800	First Midwest Bancorp, Inc.	83,600
10,000	MB Financial, Inc.	169,800
16,600	National Penn Bancshares, Inc.	138,278
5,000	Prosperity Bancshares, Inc.	199,950
8,900	Trustmark Corp.	199,004
14,400	Umpqua Holdings Corp.	180,000
		970,632
	CHEMICALS - 3.2%
2,400	Innophos Holdings, Inc.	118,200
9,700	RPM International, Inc.	228,920
		347,120
	COMMERCIAL SERVICES - 3.9%
5,300	MAXIMUS, Inc.	220,480
3,200	Towers Watson & Co.	208,512
		428,992
	DISTRIBUTION/WHOLESALE - 2.0%
7,100	Owens & Minor, Inc.	218,680

	ELECTRIC - 7.3%
8,200	Cleco Corp.	296,348
9,800	Portland General Electric Co.	245,490
9,200	Westar Energy, Inc.	254,104
		795,942
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
3,900	General Cable Corp. *	103,350

	ENGINEERING & CONSTRUCTION - 2.9%
4,200	Chicago Bridge & Iron Co. NV	173,670
5,500	EMCOR Group, Inc. *	140,965
		314,635
	ENTERTAINMENT - 1.2%
4,300	Madison Square Garden, Inc. *	125,216

	ENVIRONMENTAL CONTROL - 1.9%
13,900	Calgon Carbon Corp. *	206,832

	FOOD - 4.4%
4,500	J&J Snack Foods Corp.	233,460
3,400	Lancaster Colony Corp.	239,360
		472,820
	HEALTHCARE-PRODUCTS - 3.9%
4,200	Teleflex, Inc.	255,696
4,600	West Pharmaceutical Services, Inc.	177,238
		432,934
	HEALTHCARE-SERVICES - 1.6%
3,400	Magellan Health Services, Inc. *	172,244

	INSURANCE - 6.9%
6,700	Argo Group International Holdings, Ltd.	196,310
6,400	Aspen Insurance Holdings, Ltd.	169,728
600	Proassurance Corp.	47,766
10,300	Protective Life Corp.	228,557
5,100	Tower Group, Inc.	107,049
		749,410
	MACHINERY-DIVERSIFIED - 1.3%
2,100	Wabtec Corp.	143,325

	MISCELLANEOUS MANUFACTURING - 9.1%
3,850	AO Smith Corp.	151,151
5,100	Aptargroup, Inc.	259,029
10,600	Barnes Group, Inc.	264,046
7,200	Brink's Co. (The)	177,264
2,900	Crane Co.	139,171
		990,661
	OIL & GAS - 2.6%
6,300	Gulfport Energy Corp. *	200,025
12,600	Vaalco Energy, Inc.	79,380
		279,405
	OIL & GAS SERVICES - 2.9%
4,300	Hornbeck Offshore Services * +	145,082
2,200	Oil States International, Inc. *	165,550
		310,632
	REITS - 6.2%
8,000	LaSalle Hotel Properties	187,280
5,600	Pebblebrook Hotel Trust	103,712
9,900	Senior Housing Properties Trust	216,909
6,000	Tanger Factory Outlet Centers	170,100
		678,001
	RETAIL - 6.2%
8,400	Aeropostal, Inc. *	130,284
1,900	Buckle, Inc. (The) +	75,924
3,800	Children's Place Retail Stores, Inc. (The) *	204,706
2,900	Dick's Sporting Goods, Inc.	113,999
7,300	Finish Line, Inc. (The)	153,884
		678,797
	SAVINGS & LOANS - 2.3%
13,500	First Niagara Financial Group, Inc.	118,800
9,800	Washington Federal, Inc.	127,498
		246,298
	SOFTWARE - 2.8%
9,600	JDA Software Group, Inc. *	302,592

	TELECOMMUNICATIONS - 2.9%
8,400	Netgear, Inc. *	319,116

	TRANSPORTATION - 4.8%
1,400	Bristow Group, Inc.	64,484
3,500	Genesee & Wyoming, Inc. *	213,745
6,200	Old Dominion Freight Line, Inc. *	240,622
		518,851

	TOTAL COMMON STOCK (Cost - $8,543,069)	10,406,075

	SHORT-TERM INVESTMENTS - 5.6%
609,189	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/2011
	(Cost - $609,189)	609,189
Principal
	COLLATERAL FOR SECURITIES LOANED - 1.9%
$ 207,318	BNY Mellon Overnight Government Fund, to yield 0.11%, 12/1/11 with a maturity
	value of $207,319 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $207,318)	207,318

	TOTAL INVESTMENTS - 103.2% (Cost - $9,359,.576)(a)	$ 11,222,582
	OTHER LIABILITIES LESS ASSETS - (3.2) %	(343,197)
	NET ASSETS - 100.0%	$ 10,879,385

* Non-income producing securities.
+ All or a portion of the security is on loan

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	2,094,061
	Unrealized depreciation:	(231,055)
	Net unrealized appreciation:	1,863,006

Saratoga International Equity Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2011 (Unaudited)
Shares			Value

	COMMON STOCK - 100.7%
	AGRICULTURE - 4.8%
3,040	British American Tobacco PLC		$ 141,197
112,490	China Green Holdings Ltd.		33,232
1,820	Philip Morris International, Inc. - ADR		138,757
			313,186
	APPAREL - 0.5%
108,960	Peak Sport Products Co., Ltd.		31,444

	AUTO PARTS & EQUIPMENT - 0.9%
930	Cie Generale des Etablissements Michelin		59,348

	BANKS - 8.3%
943	BNP Paribas		37,578
2,880	BNP Paribas - ADR		57,600
5,730	Credit Suisse Group AG *		138,722
4,740	DBS Group Holdings Ltd.		47,094
880	DBS Group Holdings Ltd. - ADR		34,901
2,248	Qatar National Bank SAQ		91,691
6,140	Standard Chartered PLC		133,761
			541,347
	BEVERAGES - 0.8%
260,900	Thai Beverage PCL		52,333

	BUILDING MATERIALS - 2.2%
8,830	Asashi Glass Co., Ltd.		75,559
3,560	CRH PLC - ADR		68,174
			143,733
	CHEMICALS - 4.6%
3,510	Industries Qatar QSC		129,357
5,590	Israel Chemicals Ltd.		60,127
1,820	Lonza Group AG *		111,963
			301,447
	COAL - 1.7%
272,300	Shougang Fushan Resources Group Ltd.		110,707

	COMMERCIAL SERVICES - 1.6%
166,780	Anhui Expressway Co.		104,819

	COMPUTERS - 2.9%
600	Obic Co., Ltd.		109,875
1,690	Wincor Nixdorf AG		81,222
			191,097
	DISTRIBUTION/WHOLESALE - 3.7%
5,850	Mitsubishi Corp.		120,893
7,760	Mitsui & Co., Ltd.		122,389
			243,282
	DIVERSIFIED FINANCIAL SERVICES - 4.1%
125,390	China Everbright Ltd.		188,354
34,920	Man Group PLC		78,291
			266,645
	ELECTRIC - 1.7%
9,260	AES Tiete SA		109,866

	ENGINEERING & CONSTRUCTION - 3.3%
18,414	Cardno Ltd.		103,938
22,920	Carillion PLC		112,359
			216,297
	ENTERTAINMENT - 2.9%
35,980	Ladbrokes PLC		73,180
2,330	Sankyo Co., Ltd.		116,422
			189,602
	FOOD - 1.6%
1,580	Danone		104,424

	HEALTHCARE-PRODUCTS - 1.0%
33,490	Fisher & Paykel Healthcare Corp., Ltd.		63,396

	HOLDING COMPANIES- DIVERS - 3.1%
52,990	Shanghai Industrial Holding Ltd.		142,461
18,980	Tekfen Holding AS		61,823
			204,284
	INSURANCE - 2.6%
720	AXA SA		10,436
3,890	AXA SA - ADR		56,289
2,620	Power Corp. of Canada - Canada		56,951
1,390	Vienna Insurance Group AG Wiener Versicherung Gruppe		49,864
			173,540
	INVESTMENT COMPANIES - 2.7%
9,620	Investor AB		179,644

	LODGING - 0.9%
250,770	NagaCorp Ltd.		62,418

	MACHINERY-DIVERSIFIED - 1.9%
1,980	Alstom SA		68,634
660	Pfeiffer Vacuum Technology AG		61,567
			130,201
	MEDIA - 0.8%
8,870	Television Broadcasts Ltd.		54,893

	MINING - 7.8%
3,080	Anglo American PLC		117,681
1,770	Freeport-McMoran Copper & Gold, Inc.		70,092
6,460	Impala Platinum Holdings Ltd.		137,154
11,910	OZ Minerals Ltd.		134,184
3,970	Sumitomo Metal Mining Co., Ltd.		53,548
			512,659
	OFFICE/BUSINESS EQUIPMENT - 1.5%
1,350	Neopost SA		95,752

	OIL & GAS - 8.2%
337	Bashneft OAO *		80,645
3,170	Encana Corp.		63,711
4,740	Petroleo Brasileiro SA		118,832
3,760	Royal Dutch Shell PLC		131,609
2,770	Total SA		143,060
			537,857
	OIL & GAS SERVICES - 2.9%
8,720	SBM Offshore NV		187,993

	PHARMACEUTICALS - 3.3%
1,190	Roche Holding AG - ADR		47,255
260	Roche Holding AG - Genusschein		41,487
480	Sanofi-Aventis SA - ADR		33,609
2,640	Safoni Synthelabo SA		92,426
			214,777
	PRIVATE EQUITY - 1.3%
2,090	Eurazeo		87,582

	REAL ESTATE - 2.1%
24,530	Hang Lung Properties Ltd.		74,377
451,290	Renhe Commercial Holdings Co., Ltd.		64,754
			139,131
	RETAIL - 1.5%
69,920	Game Group PLC		8,160
21,950	Kingfisher PLC		88,515
			96,675
	SEMICONDUCTORS - 3.0%
7,850	Media Tek, Inc.		74,914
2,260	Tokyo Electron Electron Ltd.		123,610
			198,524
	SOFTWARE - 4.5%
31,860	Playtech Ltd.		118,940
334,540	Travelsky Technology Ltd.		174,876
			293,816
	TELECOMMUNICATIONS - 2.6%
3,890	Vivendi SA		89,820
3,050	Vodafone Group PLC - ADR		82,808
			172,628
	TRANSPORTATION - 2.2%
9,686	Deutsche Post AG		146,560

	WATER - 1.2%
6,450	Suez Environnement Co.		81,999

	TOTAL COMMON STOCK (Cost - $7,468,532)		6,613,906

	TOTAL INVESTMENTS - 100.7% (Cost - $7,468,532)(a)		$ 6,613,906
	OTHER ASSETS LESS LIABILITIES - (0.7) %		(48,985)
	NET ASSETS - 100.0%		$ 6,564,921

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 419,574
		Unrealized depreciation:	(1,274,200)
		Net unrealized depreciation:	$ (854,626)

Saratoga Health & Biotechnology Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2011 (Unaudited)
Shares			Value

	COMMON STOCK - 98.7%
	BIOTECHNOLOGY - 10.0%
15,700	Amgen, Inc.		$ 909,187
6,200	Biogen Idec, Inc. *		712,690
			1,621,877
	ELECTRONICS - 6.9%
14,000	Agilent Technologies, Inc. *		525,000
7,400	Waters Corp. *		592,000
			1,117,000
	HEALTHCARE-PRODUCTS - 18.8%
4,600	Baxter International, Inc.		237,636
4,600	Becton Dickinson & Co.		339,388
55,300	Boston Scientific Corp. *		326,270
12,800	CareFusion Corp. *		317,184
4,500	Covidien PLC		204,975
4,500	CR Bard, Inc.		392,355
9,300	Greatbatch, Inc. *		205,716
12,000	Medtronic, Inc.		437,160
4,600	Techne Corp.		310,454
5,500	Zimmer Holding, Inc. *		278,025
			3,049,163
	HEALTHCARE-SERVICES - 10.6%
9,369	Molina Healthcare, Inc. *		204,713
20,800	UnitedHealth Group, Inc.		1,014,416
7,000	WellPoint, Inc.		493,850
			1,712,979
	PHARMACEUTICALS - 52.4%
26,300	AmerisourceBergen Corp.		977,045
15,000	AstraZeneca PLC ADR		689,700
15,400	Cardinal Health, Inc.		653,884
3,468	Corcept Therapeutics, Inc. *		10,959
14,900	Eli Lilly & Co.		563,965
14,200	GlaxoSmithKline PLC ADR		631,616
10,300	Johnson & Johnson		666,616
9,000	McKesson Corp.		731,790
10,100	Novartis AG ADR		546,612
16,500	Par Pharmaceutical Cos., Inc. *		534,765
31,900	Pfizer, Inc.		640,233
41,726	PharMerica Corp. *		653,012
5,100	Sanofi-Aventis SA *		6,630
19,508	Sanofi-Aventis SA - ADR		682,975
2,500	Targacept, Inc. *		18,775
12,300	Teva Pharmaceutical Industries, Ltd. ADR		487,203
			8,495,780

	TOTAL COMMON STOCK (Cost - $13,745,338)		15,996,799

	SHORT-TERM INVESTMENTS - 1.1%
178,844	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/2011
	(Cost - $178,844)		178,844

	TOTAL INVESTMENTS - 99.8% (Cost - $13,924,182)(a)		$ 16,175,643
	OTHER LIABILITIES LESS ASSETS - 0.2%		34,260
	NET ASSETS - 100.0%		$ 16,209,903

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 3,210,103
		Unrealized depreciation:	(958,642)
		Net unrealized appreciation:	$ 2,251,461

Saratoga Technology & Communications Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 99.6%
	AEROSPACE/DEFENSIVE - 2.3%
24,330	Northrop Grumman Corp.	$ 1,388,513

	BIOTECHNOLOGY - 0.9%
18,740	Illumina, Inc. *	521,347

	COMMERCIAL SERVICES - 4.5%
9,640	Alliance Data Systems Corp. *	987,232
21,352	Verisk Analytics, Inc. *	838,707
8,873	Visa, Inc.	860,415
		2,686,354
	COMPUTERS - 22.9%
23,560	Accenture PLC	1,364,831
10,594	Apple, Inc. *	4,049,027
22,986	Cognizant Technology Solutions Corp. - Cl. A *	1,548,107
72,750	Dell, Inc. *	1,146,540
8,863	EMC Corp. *	203,938
32,450	Fortinet, Inc. *	778,475
4,600	International Business Machines Corp.	864,800
32,850	Lexmark International, Inc.	1,099,161
12,159	Sandisk Corp. *	599,560
62,400	Seagate Technology PLC	1,067,040
33100	Western Digital Corp. *	962,217
		13,683,696
	DISTRIBUTION / WHOLESALE - 0.3%
5,761	Scansource, Inc. *	202,269

	ELECTRONICS - 1.3%
22,900	Itron, Inc. *	811,347

	INTERNET - 11.3%
7,300	Amazon.com, Inc. *	1,403,717
17,842	Angie's List, Inc. *	206,164
3,315	Baidu, Inc./China - ADR *	434,232
22,285	eBay, Inc. *	659,413
10,578	Linkedln Corp. *	697,408
9,750	Mercadolibre, Inc.	854,977
10,085	Open Table, Inc. *	356,706
800	Priceline.com, Inc. *	388,712
10,981	Rackspace Hosting, Inc. *	476,356
78,400	Symantec Corp. *	1,281,840
		6,759,525
	MACHINERY-DIVERSIFIED - 0.5%
4,026	Rockwell International Corp.	302,071

	MINING - 0.7%
11,900	Molycorp, Inc. *	402,815

	SEMICONDUCTORS - 22.6%
21,392	Altera Corp.	805,837
121,600	Applied Materials, In.	1,310,848
18,417	Broadcom, Corp. *	558,864
28,937	Cirrus Logic, Inc. *	471,384
85,204	Integrated Device Technology, Inc. *	494,183
81,427	Intel Corp.	2,028,347
29,020	KLA-Tencor Corp.	1,337,822
34,800	Marvell Technology Group Ltd. *	491,376
12,533	Maxim Integrated Products, Inc.	321,471
12,604	Mellanox Technologies Ltd. *	441,266
67,239	Qualcomm, Inc.	3,684,697
17,129	Texas Instruments, Inc.	515,583
32,930	Xilinx, Inc.	1,077,140
		13,538,818
	SOFTWARE - 22.2%
32,270	BMC Software, Inc. *	1,150,748
19,048	Broadridge Financial Solution, Inc.	429,913
50,800	CA, Inc.	1,076,960
4,785	Cerner Corp. *	291,789
18,090	Check Point Software Technologies Ltd. *	1,001,101
45,472	Compuware Corp. *	375,599
67,087	Microsoft Corp.	1,716,085
78,414	Oracle Corp.	2,458,279
25,123	Red Hat, Inc. *	1,258,160
7,600	Salesforce.com, Inc. *	899,992
26,964	VMware, Inc. - Cl. A *	2,606,880
		13,265,506
	TELECOMMUNICATIONS - 10.1%
4,338	Acme Packet, Inc. *	145,019
33,970	Amdocs Ltd *	959,313
10,813	American Tower Corp. *	637,967
15,540	AT&T, Inc.	450,349
111,213	Cisco Systems, Inc.	2,073,010
136,258	Corning, Inc.	1,808,144
		6,073,802

	TOTAL COMMON STOCK (Cost - $58,660,684)	59,636,063

	TOTAL INVESTMENTS - 99.6% (Cost - $58,660,684)(a)	$ 59,636,063
	OTHER LIABILITIES LESS ASSETS - 0.4%	260,083
	NET ASSETS - 100.0%	$ 59,896,146

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 4,756,775
	Unrealized depreciation:	(3,781,396)
	Net unrealized appreciation:	$ 975,379

Saratoga Energy & Basic Materials Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 96.9%
	CHEMICALS - 7.6%
7,431	Dow Chemical Co. (The)	$ 205,913
6,249	LyondellBasell Industries NV	204,155
		410,068
	COAL - 4.2%
5,475	Consol Energy, Inc.	227,979

	ELECTRIC - 7.7%
5,586	Edison International	219,586
4,393	Exelon Corp.	194,654
		414,240
	ENGINEERING & CONSTRUCTION - 0.9%
2,564	Foster Wheeler AG *	47,562

	FOREST PRODUCTS & PAPER - 1.3%
4,483	AbitibiBowater, Inc. *	67,379

	IRON/STEEL - 5.5%
6,355	APERAM	102,064
2,825	Cliffs Natural Resources, Inc.	191,563
		293,627
	MINING - 3.6%
4,888	Freeport-McMoRan Copper & Gold, Inc.	193,565

	OIL & GAS - 41.4%
3,296	Anadarko Petroleum Corp.	267,866
11,290	BG Group PLC	240,875
2,363	Chevron Corp.	242,964
9,761	Cobalt International, Inc. *	104,345
1,791	Exxon Mobil Corp.	144,068
3,382	Hess Corp.	203,664
1,722	Marathon Oil Corp.	48,147
2,060	Noble Energy, Inc.	202,683
6,398	Plains Exploration & Production Co. *	227,641
3,380	Royal Dutch Shell PLC-ADR	236,600
2,781	SM Energy Co.	221,062
1,921	Transocean Ltd.	82,315
		2,222,230
	OIL & GAS SERVICES - 18.5%
3,569	Baker Hughes, Inc.	194,903
3,713	Cameron International Corp. *	200,465
4,338	Halliburton Co.	159,638
22,413	Newpark Resources, Inc. *	200,821
3,104	Schlumberger Ltd.	233,824
		989,651
	PIPELINES - 6.2%
8,228	El Paso Corp.	205,782
4,425	SemGroup, Corp. *	124,564
		330,346

	TOTAL COMMON STOCK (Cost - $4,240,414)	5,196,647

	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUND - 2.2%
119,417	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/2011	119,417
	(Cost - $119,417)

	TOTAL INVESTMENTS - 99.1% (Cost - $4,359,831)	$ 5,316,064
	OTHER LIABILITIES LESS ASSETS - 0.9%	46,286
	NET ASSETS - 100.0%	$ 5,362,350

* Non-income producing securities.
ADR - American Depository Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,255,127
	Unrealized depreciation:	(298,894)
	Net unrealized appreciation:	$ 956,233

Saratoga Financial Services Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 95.8%
	BANKS - 37.4%
2,029	Citigroup, Inc.	$ 55,757
4,483	Fifth Third Bancorp	54,200
1,909	First Financial Bancorp.	30,315
340	Goldman Sachs Group, Inc. (The)	32,592
1,317	JPMorgan Chase & Co.	40,787
682	M&T Bank Corp.	49,772
981	PNC Financial Services Group, Inc.	53,180
1,997	Standard Chartered Plc	43,406
1,059	State Street Corp.	41,989
2,130	US Bancorp	55,210
2,230	Wells Fargo & Co.	57,668
		514,876
	DIVERSIFIED FINANCIAL SERVICES - 23.2%
855	American Express Co.	41,074
794	Ameriprise Financial, Inc.	36,452
369	BlackRock, Inc. - Cl. A	63,483
178	CME Group, Inc.	44,372
1,293	Discover Financial Services	30,799
580	Franklin Resources, Inc.	58,476
2,218	Invesco Ltd.	44,914
		319,570
	INSURANCE - 26.5%
903	ACE Ltd.	62,786
1,039	Berkshire Hathaway, Inc. *	81,832
1,620	MetLife, Inc.	50,998
977	Prudential Financial, Inc.	49,475
1,091	Travelers Cos, Inc. (The)	61,369
2,589	Unum Group	58,278
		364,738
	REITS - 8.7%
707	Alexandria Real Estate Equities, Inc.	46,351
700	Digital Realty Trust, Inc.	44,450
239	Simon property Group, Inc.	29,717
		120,518

	TOTAL COMMON STOCK (Cost - $1,316,372)	1,319,702

	SHORT-TERM INVESTMENTS - 0.0%
	MONEY MARKET FUND - 0.0%
135	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/2011	135
	(Cost - $135)

	TOTAL INVESTMENTS - 95.8% (Cost - $1,316,507)(a)	$ 1,319,837
	OTHER ASSETS LESS LIABILITIES - 4.2%	57,793
	NET ASSETS - 100.0%	$ 1,377,630

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 98,656
	Unrealized depreciation:	(95,326)
	Net unrealized appreciation:	$ 3,330

Saratoga Investment Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2011 (Unaudited)

Principal		Value
	U.S. GOVERNMENT AND AGENCIES - 32.1%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.1%
$ 800,000	5.125%, 10/18/16	$ 943,736

	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.5%
700,000	4.125%, 4/15/14	759,003
375,000	5.000%, 4/15/15	427,245
		1,186,248
	U.S. TREASURY NOTES - 4.1%
100,000	4.000%, 11/15/12	103,660
300,000	2.250%, 5/31/14	314,180
		417,840
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 7.4%
500,000	0.625%, 4/15/13	545,798
200,000	0.125%, 4/15/16	214,847
		760,645

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $3,042,507)	3,308,469

	CORPORATE BONDS AND NOTES - 63.3%
	BANKS - 11.4%
120,000	Bank of America Corp., 5.00%, 5/13/21	100,903
325,000	BB&T Corp., 4.90%, 6/30/17	349,421
390,000	Citigroup, Inc., 5.30%, 10/17/12	396,568
100,000	Goldman Sachs Group, Inc.(The), 5.096%, 3/22/16	82,854
250,000	Morgan Stanley, 5.625%, 1/9/12	250,327
		1,180,073
	CHEMICALS - 6.1%
315,000	Dow Chemical Co./The, 4.125%, 11/15/21	311,289
300,000	Monsanto Co., 7.375%, 8/15/12	313,986
		625,275
	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.7%
163,098	Citigroup Commercial Mortgage Trust, 5.378%, 10/15/49	171,704

	DIVERSIFIED FINANCIAL SERVICES - 5.9%
100,000	American Express Credit Corp., 2.80%, 9/19/16	98,581
478,000	General Electric Capital Corp., 5.50%, 1/8/20	507,354
		605,935
	ELECTRIC - 2.0%
200,000	Public Service Electric & Gas Co., 5.125%, 9/1/12	206,088

	GAS - 1.1%
100,000	Southern California Gas Co., 5.50%, 3/15/14	109,296

	HEALTHCARE-PRODUCTS - 9.6%
325,000	CR Bard, Inc., 2.875%, 1/15/16	335,829
300,000	Hospira, Inc., 5.90%, 6/15/14	327,213
325,000	Stryker, Corp., 2.00%, 9/30/16	328,448
		991,490
	INSURANCE - 11.0%
275,000	PartnerRe Finance B LLC, 5.50%, 6/1/20	282,752
170,000	Protective Life Corp., 7.375%, 10/15/19	185,244
300,000	Prudential Financial, Inc., 6.0%, 12/1/17	327,114
320,000	WR Berkley Corp., 5.60%, 5/15/15	339,465
		1,134,575
	MISCELLANEOUS - 2.8%
240,000	Cooper US, Inc., 6.10%, 7/1/17	284,549

	OIL & GAS - 3.1%
325,000	Occidental Petroleum Corp., 1.75%, 2/15/17	323,232

	OIL & GAS SERVICES - 2.7%
220,000	Weatherford International, Ltd., 9.625%, 3/1/19	282,788

	PHARMACEUTICAL - 2.6%
250,000	Merck & Co., Inc., 5.30%, 12/1/13	273,013

	REITS - 3.3%
325,000	Health Care REIT, Inc., 5.875%, 5/15/15	344,858

	TOTAL CORPORATE BONDS AND NOTES (Cost - $6,339,352)	6,532,876
Shares
	SHORT-TERM INVESTMENTS - 3.9%
396,221	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.01%, 12/1/11
	(Cost - $396,876)	396,221

	TOTAL INVESTMENTS - 99.3% (Cost - $9,778,080) (a)	$ 10,237,566

	OTHER ASSETS AND LIABILITIES - 0.7%	75,651

	TOTAL NET ASSETS - 100.0%	$ 10,313,217

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 508,721
	Unrealized depreciation:	(49,235)
	Net unrealized appreciation:	$ 459,486

Saratoga Municipal Bond Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2011 (Unaudited)
Principal		Value
	MUNICIPAL BONDS - 94.0%
	ALASKA - 4.1%
	Education - 4.1%
$ 150,000	City of Anchorage Schools, Series A, 5.00%, 10/1/20	$ 167,625

	CALIFORNIA - 8.9%
	Education - 3.5%
125,000	Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA	142,283
	General Obligation - 5.4%
100,000	Grossmont-Cuyamaca CA Community College District, Series B, 5.00%, 8/1/23	109,921
100,000	State of California, Variable Purpose, 5.00%, 3/1/21	114,614
		224,535
		366,818
	CONNECTICUT - 2.5%
	General Obligation - 2.5%
100,000	Wilton, CT, 2.00%, 2/1/15	103,505

	DISTRICT OF COLUMBIA - 2.4%
	General Obligation - 2.4%
90,000	District of Columbia, Income Tax Secured Revenue, 5.00%, 12/1/14	100,133

	DELAWARE - 3.4%
	General Obligation - 3.4%
135,000	State of Delaware - Series 2009A, 4.00%, 1/1/13	140,141

	FLORIDA - 4.7%
	Education - 2.1%
75,000	Florida State Board of Education, 5.00%, 1/1/18	88,060
	General Obligation - 2.6%
100,000	Tampa, FL Sales Tax Revenue, 4.00%, 10/1/20	107,263
		195,323
	INDIANA - 3.0%
	General Obligation - 3.0%
110,000	State of Indiana Financial Authority, 5.00%, 7/1/19	123,615

	IOWA - 2.5%
	Education - 2.5%
100,000	University of Iowa Revenue, 3.50%, 7/1/22	102,086

	KENTUCKY - 3.7%
	Education - 3.7%
150,000	Mercer County School District Finance Corp. School Building Revenue, 4.125%, 5/1/23	154,369

	LOUISIANA- 4.1%
	General Obligation - 4.1%
140,000	State of Louisiana, Louisuana St Unref Bal-Ser, 5.00%, 9/1/19	169,093

	MAINE - 3.4%
	Education - 3.4%
140,000	University of Maine System Revenue, 4.50%, 3/1/26	141,952

	MICHIGAN - 2.6%
	Education - 2.6%
100,000	Ann Arbor School District, 5.00%, 5/1/20	107,094

	MINNESOTA - 2.5%
	Education - 2.5%
100,000	St. Paul Independent School District, 5.00%, 2/1/12	100,669

	MISSOURI - 3.7%
	Education - 3.7%
130,000	Kirksville R-III School District, 5.00%, 3/1/20	150,206

	NORTH DAKOTA - 1.1%
	General Obligation - 1.1%
40,000	City of Fargo ND, 4.25%, 5/1/16	44,996

	NEW JERSEY - 4.5%
	General Obligation - 3.2%
125,000	Passaic, NJ, 3.25%, 8/1/18	132,936
	Housing - 1.3%
50,000	New Jersey Economic Development Authority, 4.00%, 9/1/16, MBIA	53,452
		186,388
	NEW YORK - 11.7%
	Education - 7.1%
100,000	City of Buffalo School District - Series A, 5.00%, 5/1/19	116,526
130,000	Dunkirk, NY City School District, 3.50%, 6/15/23	132,308
40,000	Yorktown Central School District, 2.00%, 3/1/13	40,512
		289,346
	General Obligation - 4.6%
25,000	City of New York, 5.00%, 12/1/13, FSA	26,948
110,000	New York State Environmental Facilities Corp., 5.25%, 6/15/13	117,238
40,000	New York State Dormitory Authority, 5.00%, 12/15/16	46,774
		190,960
		480,306
	NORTH CAROLINA - 6.4%
	General Obligation - 2.5%
100,000	Mecklenburg County, Series B, 4.50%, 2/1/18	100,579
	Water/Sewer - 3.9%
150,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23	161,630
		262,209
	SOUTH CAROLINA- 3.4%
	General Obligation - 3.4%
125,000	State of South Carolina, South Carolina ST Economic, 4.50%, 12/1/14	138,133

	SOUTH DAKOTA - 2.7%
	General Obligation - 2.7%
100,000	Heartland Consumers Power District Electric, Revenue, 6.00%, 1/1/17, FSA	109,480

	TEXAS - 6.5%
	General Obligation - 2.7%
100,000	San Antonio, TX Electric & Gas, Revenue, 4.00%, 2/1/16	110,980
	Water/Sewer - 3.8%
150,000	State Water Assistance, Series A, 4.50%, 8/1/22	155,888
		266,868
	UTAH - 3.0%
	General Obligation - 3.0%
120,000	County of Salt Lake Utah, 3.00%, 12/15/20	124,106

	WEST VIRGINIA - 3.2%
	Housing - 3.2%
130,000	West Virginia Economic Development Authority - Series A, 4.00%, 6/15/26, MBIA	131,230

	TOTAL MUNICIPAL BONDS (Cost - $3,777,437)	3,866,345
Shares
	SHORT-TERM INVESTMENTS - 4.3%
	MONEY MARKET FUND - 4.3%
176,753	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/2011
	(Cost - $176,753)	176,753

	TOTAL INVESTMENTS - 98.3% (Cost - $3,954,190) (a)	$ 4,043,098
	OTHER LIABILITIES LESS ASSETS - 1.7%	69,194
	TOTAL NET ASSETS - 100.0%	$ 4,112,292

FSA	Insured by Federal Security Assurance

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 94,732
	Unrealized depreciation:	(5,824)
	Net unrealized appreciation:	$ 88,908

Saratoga US Government Money Market Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2011 (Unaudited)

Principal		Value
	U.S. GOVERNMENT - 9.4%
	UNITED STATES TREASURY BILLS - 9.4%
1,500,000	To Yield 0.875%, 1/31/12	$ 1,501,573

	U.S. GOVERNMENT AGENCIES - 15.6%
	FEDERAL HOME LOAN MORTGAGE DISCOUNT NOTES - 15.6%
1,500,000	To Yield 0.10%, 3/20/12	1,499,870
1,000,000	To Yield 0.32%, 12/19/12	1,000,000
		2,499,870

	REPURCHASE AGREEMENT - 74.8%
11,935,000	Merrill Lynch Repo, 0.08%, due 12/1/11 with a full maturity value of $11,935,085
	(Fully collateralized by U.S. government agencies and obligations)
	(Cost - $11,935,000)	11,935,000

	TOTAL INVESTMENTS - 99.8% (Cost - $15,936,443)	$ 15,936,443

	OTHER ASSETS AND LIABILITIES - 0.2%	26,725

	TOTAL NET ASSETS - 100.0%	$ 15,963,168

James Alpha Global Real Return Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2011(Unaudited)

Shares		Value
	COMMON STOCK - 1.2%
	COMPUTERS - 0.2%
401	Infosys Technologies Ltd. - ADR	$ 20,700

	LODGING- 0.0%
16	Home Inns & Hotels Management, Inc. - ADR *	497

	MINING - 0.2%
785	Vale SA - ADR	18,251

	OIL & GAS - 0.2%
1,698	OAO Gazprom	19,527

	SEMICONDUCTORS - 0.3%
1,823	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	23,553

	TELECOMMUNICATIONS - 0.3%
954	America Movil SAB de CV - ADR	22,724

	TOTAL COMMON STOCK (Cost - $125,587)	105,252

	EXCHANGE TRADED FUNDS - 10.5%
	COMMODITY FUNDS - 6.6%
447	ETFS Platinum Trust + *	68,794
2,490	iShares JP Morgan EM Bond Fund	270,264
1,299	SPDR Gold Trust + *	220,999
		560,057
	DEBT FUNDS - 3.9%
5,448	iPath Dow Jones-UBS Commodity Index Total Return + *	238,895
2,000	iShares Emerging Markets Index Fund	80,080
357	ProShares Short S&P500 *	14,637
		333,612
	TOTAL EXCHANGE TRADED FUNDS (Cost - $934.961)	893,669

Principal
	MUNICIPAL BONDS - 9.2%
	GENERAL OBLIGATION - 9.2%
$ 200,000	Ceagro Agricola Ltd., 10.75%, 6/16/16 (a)	182,000
200,000	DTEK Finance BV, 9.50%, 11/2/17	188,500
250,000	East Lane RE Ltd, 5.295%, 3/14/14 (a)	253,300
100,000	Petroleos De Venezuela SA, 8.5%, 11/2/17	72,000
100,000	WPE International Coorperatief UA, 10.375%, 9/20/20 (a)	88,125
	TOTAL MUNICIPAL BONDS (Cost - $835,070)	783,925

	U.S. GOVERNMENT - 38.4%
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 38.4%
600,000	1.250%, 4/15/14 *	677,125
1,500,000	0.125%, 4/15/16 *	1,611,354
300,000	1.125%, 1/15/21 *	344,679
450,000	2.125%, 2/15/41 *	624,459
	TOTAL U.S. GOVERNMENT (Cost - $3,165,966)	3,257,617

Contracts	PURCHASED FUTURES OPTIONS - 0.3%

9	Brent American - February 2012, Call $135 +	1,530
7	Euro FX - December 2011, Put $1.30	2,100
3	Euro FX - March, 2012, Put $1.30	10,763
4	Gold - January 2012, Call $1,900 +	1,880
4	Gold - January 2012, Put $1,700 +	8,120
1	NASDAQ 100 E MINI - December 2011, Put $2,200	375
8	Soybean Future - January 2012, Call 1,300 +	250
	TOTAL PURCHASED FUTURES OPTIONS (Cost - $63,510)	25,018

Shares
	SHORT-TERM INVESTMENTS - 34.1%
995,517	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/11	995,517
1,900,000	U.S. Treasury Bill, 0.000%, 11/30/11 * +	1,900,000
	(Cost - $2,895,517)	2,895,517

	TOTAL INVESTMENTS - 93.7% (Cost - $8,020,612)(b)	$ 7,960,998

	OTHER ASSETS AND LIABILITIES - 6.3%	537,131

	TOTAL NET ASSETS - 100.0%	$ 8,498,129

Long (Short)
Contracts		Unrealized Gain / (Loss)
	WRITTEN FUTURES OPTIONS - 0.2%
(4)	Brent American January 2012, Put $85 +	$ 3,828
	(Underlying Face Amount at Value $2,000)

	OPEN LONG FUTURES CONTRACTS
9	CBOE VIX Future, maturing December 2011 +
	(Underlying Face Amount at Value $255,150)	(18,500)
3	Mexican Peso maturing December 2011 ++
	(Underlying Face Amount at Value $109,545)	(6,000)
2	US 10 Year Future maturing December 2011
	(Underlying Face Amount at Value $260,312)	(1,094)
4	US 10 Year Future maturing March 2012
	(Underlying Face Amount at Value $517,376)	(875)
	Net Unrealized Loss from Open Long Futures Contracts	$ (26,469)

	OPEN SHORT FUTURES CONTRACTS
(1)	Brent American maturing February 2012, Put $135 +	(1,480)
	(Underlying Face Amount at Value $109,980)
(1)	British Pound Future maturing December 2011
	(Underlying Face Amount at Value $98,106)	375
(10)	CBOE VIX Future, maturing January 2012 +
	(Underlying Face Amount at Value $309,000)	8,950
(17)	Euro Fx maturing December 2011
	(Underlying Face Amount at Value $2,856,000)	52,825
(4)	S&P E-Mini Future maturing December 2011
	(Underlying Face Amount at Value $249,200)	(5,650)
(5)	US Ultra Bond maturing March 2012
	(Underlying Face Amount at Value $777,190)	11,953

	Net Unrealized Gain from Open Short Futures Contracts	$ 66,973

	Net Unrealized Gain from Open Futures Contracts	$ 40,504

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.
	++ A portion of this investment is held as collateral for Futures Contracts.

	(a) Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may
	be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2011,
	these securities amounted to $523,425 or 6.2% of net assets.
	(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 98,218
	Unrealized depreciation:	(157,832)
	Net unrealized depreciation:	$ (59,614)

James Alpha Global Real Estate Investments
PORTFOLIO OF INVESTMENTS
November 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCK - 90.2%
	ASIA PACIFIC - 32.6%
	AUSTRALIA - 8.5%
125,000	GPT Group	$ 402,116
80,000	Westfield Group	672,072
		1,074,188
	HONG KONG - 12.1%
750,000	Champion REIT	287,526
700	China Overseas Land & Investment	1,162
8,270	Hang Lung Properties, Ltd.	24,257
100,000	Hongkong Land Holdings, Ltd.	452,000
75,000	Link REIT	265,817
79,200	Sino Land Company, Ltd.	96,387
32,950	Sun Hung Kai Properties, Ltd.	395,068
		1,522,217
	JAPAN - 8.9%
58	Kenedix Realty Investment Corp.	164,604
30,000	Mitsubishi Estate Company, Ltd.	487,949
30,000	Mitsui Fudosan Co., Ltd.	470,937
		1,123,490
	SINGAPORE - 3.1%
960	Ascendas Real Estate Investment Trust	1,527
140,000	CapitaCommercial Trust	116,230
840	CapitaMall Trust	1,143
300,000	Mapletree Logistics Trust	194,107
90,000	Suntec Real Estate Investment Trust	79,280
		392,287

	TOTAL ASIA PACIFIC (Cost $5,157,935)	4,112,182

	EUROPE - 13.9%
	BRITAIN- 1.1%
8,000	British Land Co. PLC	62,229
10,000	Hammerson PLC	61,422
2,800	Great Portland Estates PLC	15,501
		139,152
	FRANCE - 5.1%
1,200	Fonciere Des Regions	79,649
1,000	ICADE	79,778
6,641	Klepierre	192,145
1,550	Unibail-Rodamco SE	288,238
		639,810
	GERMANY- 3.3%
37,000	Alstria Office REIT - AG	416,365

	SWEDEN - 2.1%
21,000	Castellum AB	262,387

	SWITZERLAND - 2.3%
3,300	PSP Swiss Property AG *	286,413

	TOTAL EUROPE (Cost $2,040,240)	1,744,127

Shares		Value
	NORTH AMERICA - 43.7%
	CANADA - 0.4%
2,000	RioCan Real Estate Investment Trust	48,832

	UNITED STATES - 43.3%
1,000	Alexandria Real Estate Equities, Inc.	65,560
7,800	American Campus Communities, Inc.	306,852
40,000	Apartment Invesment & Management Co.	871,200
5,582	Camden Property Trust	322,249
18,000	Corporate Office Properties Trust	375,300
400	Digital Realty Trust, Inc.	25,400
3,000	EastGroup Properties, Inc.	127,710
4,000	Federal Realty Investment Trust	353,720
28,000	Forest City Enterprises *	339,920
10,100	Health Care REIT, Inc.	506,717
24,000	Hersha Hospitality Trust	103,200
5,400	LTC Properties, Inc.	155,250
9,900	Pebblebrook Hotel Trust	183,348
4,000	Prologis, Inc.	111,280
2,200	Publick Storage	290,180
43,624	Sabra Health Care REIT, Inc.	462,414
5,000	Simon Property Group, Inc.	621,700
4,000	Tanger Factory Outlet Centers	113,400
6,000	Weingarten Realty Investors	124,140
		5,459,540

	TOTAL NORTH AMERICA (Cost $5,975,112)	5,508,372

	TOTAL COMMON STOCK (Cost $13,173,287)	11,364,681

	SHORT-TERM INVESTMENTS - 5.7%
716,156	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 11/30/11
	(Cost - $716,156)	716,156

	TOTAL INVESTMENTS - 95.9% (Cost - $13,889,443)	$ 12,080,837

	OTHER ASSETS AND LIABILITIES - 4.1%	513,808

	TOTAL NET ASSETS - 100.0%	$ 12,594,645

	* Non-income producing securities.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 60,936
	Unrealized depreciation:	(1,869,542)
	Net unrealized depreciation:	$ (1,808,606)

Saratoga Advantage Trust
PORTFOLIO OF INVESTMENTS
November 30, 2011 (Unaudited)

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of November 30, 2011 for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	17,553,546	-	-	17,553,546
Money Market Funds	192,045	-	-	192,045
Total	17,745,591	-	-	17,745,591

Large Capitalization Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	22,078,877	-	-	22,078,877
Collateral for Securities Loaned	272,165	-	-	272,165
Total	22,351,042	-	-	22,351,042

Mid Capitalization
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	11,909,709	-	-	11,909,709
Money Market Funds	143,648	-	-	143,648
Collateral for Securities Loaned	56,355	-	-	56,355
Total	12,109,712	-	-	12,109,712

Small Capitalization
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	10,406,075	-	-	10,406,075
Money Market Funds	609,189	-	-	609,189
Collateral for Securities Loaned	207,318	-	-	207,318
Total	11,222,582	-	-	11,222,582

International Equity
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	6,613,906	-	-	6,613,906
Total	6,613,906	-	-	6,613,906

Health & Biotechnology
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	15,996,799	-	-	15,996,799
Money Market Funds	178,844	-	-	178,844
Total	16,175,643	-	-	16,175,643

Technology & Communications
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	59,636,063	-	-	59,636,063
Total	59,636,063	-	-	59,636,063

Energy & Basic Materials
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	5,196,647	-	-	5,196,647
Money Market Funds	119,417	-	-	119,417
Total	5,316,064	-	-	5,316,064

Financial Services
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	1,319,702	-	-	1,319,702
Money Market Funds	135	-	-	135
Total	1,319,837	-	-	1,319,837

Investment Quality Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	9,841,345	-	9,841,345
Money Market Funds	396,221	-	-	396,221
Total	396,221	9,841,345	-	10,237,566

Municipal Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	3,866,345	-	3,866,345
Money Market Funds	176,753	-	-	176,753
Total	176,753	3,866,345	-	4,043,098

U.S. Government Money Market
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	4,001,443	-	4,001,443
Repurchase Agreement	-	11,935,000	-	11,935,000
Total	-	15,936,443	-	15,936,443

James Alpha Real Estate Investment
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	11,364,681	-	-	11,364,681
Money Market Funds	716,156	-	-	716,156
Total	12,080,837	-	-	12,080,837

James Alpha Global Real Return
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	105,252	-	-	105,252
Exchange Traded Funds	893,669	-	-	893,669
Bonds & Notes	-	4,041,542	-	4,041,542
Purchase Option	25,018	-	-	25,018
Money Market Funds	2,895,517	-	-	2,895,517
Total	3,919,456	4,041,542	-	7,960,998

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

1/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date

1/30/12

By (Signature and Title)

       /s/Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date

1/30/12